OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES
Schedule of other payables

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Staff cost payable	20,262	24,249
Other taxes payables	9,372	8,399
Renovation fee payables (Note 14)	1,472	4,144
Listing expenses payables	1,334	—
Others	2,447	1,308
	34,887	38,100